Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of property and equipment
Property and equipment, gross	$ 1,613,371	$ 1,398,315	$ 1,193,850
Less: accumulated depreciation	(775,369)	(614,093)	(422,613)
Property and equipment, net	838,002	784,222	771,237
Buildings and building improvements [Member]
Schedule of property and equipment
Property and equipment, gross	351,321	267,015	200,806
Machinery and equipment [Member]
Schedule of property and equipment
Property and equipment, gross	522,939	520,416	500,845
Office equipment [Member]
Schedule of property and equipment
Property and equipment, gross	46,207	44,841	15,433
Leasehold improvements [Member]
Schedule of property and equipment
Property and equipment, gross	53,019	52,763	50,791
Motor vehicles [Member]
Schedule of property and equipment
Property and equipment, gross	$ 639,885	$ 513,280	$ 425,975